Finance income, net	12 Months Ended
Mar. 31, 2023
Finance expense income [Abstract]
Finance income, net
24.
Finance income, net

Finance income, net consists of the following:

	For the Year Ended March 31,
	2023		2022		2021
In t e r e s t i n c o me	Rs.	1,180	Rs.	965	Rs.	826
Fair value changes and profit on sale of financial instruments measured at FVTPL, net		876		277		557
F or e i gn e x c h a nge g a i n, net		2,225		1,835		1,240
Miscellaneous income, net		-		-		-*
Finance income (A)	Rs.	4,281	Rs.	3,077	Rs.	2,623
In t e r e s t e xp e n s e	Rs.	(1,428)	Rs.	(958)	Rs.	(970)
Finance expense (B)	Rs.	(1,428)	Rs.	(958)	Rs.	(970)
Finance income, net [(A)+(B)]	Rs.	2,853	Rs.	2,119	Rs.	1,653

*	Rounded to the nearest million.